Long-Term Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt
4.	Long-Term Debt

	As at June 30, 2015 $	As at December 31, 2014 $
Revolving Credit Facilities due through 2018	412,000	508,593
Term Loans due through 2021	262,672	147,470

	674,672	656,063
Less current portion	(144,453)	(41,959)

Total	530,219	614,104

As at June 30, 2015, the Company had two revolving credit facilities (or the Revolvers), which, as at such date, provided for aggregate borrowings of up to $558.5 million, of which $146.5 million was undrawn (December 31, 2014 – $634.8 million, of which $126.2 million was undrawn). Interest payments are based on LIBOR plus margins, which, at June 30, 2015, ranged between 0.45% and 0.60% (December 31, 2014: 0.45% and 0.60%). The total amount available under the Revolvers reduces by $44.5 million (remainder of 2015), $89.1 million (2016), $395.9 million (2017) and $29.0 million (2018). As at June 30, 2015, the Revolvers were collateralized by 19 of the Company’s vessels, together with other related security. One of the Revolvers requires that the Company’s applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. As at June 30, 2015, this ratio was 149%. The vessel value used in this ratio is an appraised value prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, one of the Revolvers requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt. One of the Revolvers is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) and undrawn committed revolving credit lines of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines of at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay. As at June 30, 2015, the Company and Teekay were in compliance with all of their covenants in respect of the Revolvers.

As at June 30, 2015, the Company had four term loans outstanding, which totaled $262.7 million (December 31, 2014 – $147.5 million). Interest payments on the term loans are based on a combination of fixed and variable rates where fixed rates range from 4.06% to 4.90% and variable rates are based on LIBOR plus a margin. At June 30, 2015, the margins ranged from 0.30% to 2.50% (December 31, 2014 – 0.30% to 1.0%). The term loan repayments are made in quarterly or semi-annual payments and three of the term loans have balloon or bullet repayments due at maturity in 2016, 2019 and 2021. The term loans are collateralized by first-priority mortgages on 11 of the Company’s vessels, together with certain other related security. Two of the term loans require that certain specified subsidiaries of the Company maintain minimum hull coverage ratios of 120% and 135% of the total outstanding balance for the facility period. As at June 30, 2015, the loan-to-value ratios ranged from 187% to 861%. The vessel values used in these ratios are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratios. Two of the term loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. One of the term loans is also guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay. In addition, one of the term loans requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt. As at June 30, 2015, the Company and Teekay were in compliance with all of their covenants in respect of these term loans.

The Company and certain other subsidiaries of Teekay are borrowers under one term loan arrangement and one revolving credit facility. Under these arrangements, each of the borrowers is obligated on a joint and several basis. For accounting purposes, obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Company agreed to pay, on the basis of its arrangement with its co-obligor, and any additional amount the Company expects to pay on behalf of its co-obligor. As of June 30, 2015, the term loan arrangement had an outstanding balance of $181.2 million, of which $89.2 million was the Company’s share. As of June 30, 2015, the revolving credit facility had an outstanding balance of $86.6 million, of which $35.0 million was the Company’s share. The Company does not expect to pay any amount on behalf of its co-obligors. Teekay has agreed to indemnify the Company in respect of any losses and expenses arising from any breach by co-obligors of the terms and conditions of the term loan or revolving credit facility.

The weighted-average effective interest rate on the Company’s long-term debt as at June 30, 2015 was 1.4% (December 31, 2014 – 1.1%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see note 5).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to June 30, 2015 are $16.2 million (remaining 2015), $140.3 million (2016), $400.2 million (2017), $53.2 million (2018) and $23.2 million (2019) and $41.6 million (thereafter).